CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash flows from operating activities:
Net income (loss)	$ 2,637	$ (1,289)	$ 3,831
Adjustments required to reconcile net income to net cash provided by (used in) operating activities:
Depreciation and amortization	733	917	1,430
Loss (gain) on sale of property and equipment	(5)	8	0
Stock based compensation	18	18	93
Decrease (increase) in trade receivables, net	(1,243)	613	(2,539)
Decrease (increase) in unbilled accounts receivable	(7)	116	(339)
Decrease (increase) in other accounts receivable and prepaid expenses	138	(967)	455
Decrease (increase) in inventories	1,705	1,479	(3,152)
Decrease (increase) in deferred income taxes, net	229	218	(1,420)
Decrease in operating lease right-of-use assets	309	245	261
Decrease in operating lease liabilities	(319)	(229)	(257)
Increase (decrease) in trade payables	1,217	(799)	(161)
Increase (decrease) in other accounts payable and accrued expenses and deferred revenues and customer advances	1,535	(47)	(7,578)
Accrued severance pay, net	(291)	(23)	(139)
Net cash provided by (used in) operating activities	6,656	260	(9,515)
Cash flows from investing activities:
Investment of short-term bank deposits	(1)	(1)	(108)
Proceeds from sale of property and equipment	51	47	29
Purchase of property and equipment	(273)	(380)	(158)
Net cash used in investing activities	(223)	(334)	(237)
Cash flows from financing activities:
Proceeds from issuance of shares upon exercise of options to employees	39	0	19
Deferred payment with respect to asset acquisition	0	(213)	0
Net cash provided by (used in) financing activities	39	(213)	19
Effect of exchange rate changes on cash and cash equivalents	(812)	156	(1,727)
Increase (decrease) in cash and cash equivalents	5,660	(131)	(11,460)
Cash and cash equivalents at the beginning of the year, including cash attributable to discontinued operations	14,806	14,937	26,397
Cash and cash equivalents at the end of the year	20,466	14,806	14,937
Cash paid during the year for:
Interest	0	0	110
Income taxes	864	447	1,412
Significant non-cash transactions:
Right-of-use asset recognized with corresponding lease liability	$ 39	$ 134	$ 151